SUBSEQUENT EVENTS (Details)		1 Months Ended								3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 02, 2015 USD ($) $ / shares shares	Nov. 30, 2015 $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2015 shares	Mar. 31, 2015 USD ($) item $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2010 $ / shares shares	Jun. 30, 2010 $ / shares shares	Jan. 31, 2010 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($) shares	Dec. 31, 2010 USD ($)	Jan. 01, 2015 USD ($) $ / shares shares
Employee [Member]
Subsequent Event [Line Items]
Options issued						125,000	250,000
Option granted, purchase price | $ / shares						$ 0.92	$ 1.00	$ 1.50
Vesting immediately							125,000
Option granted, number of shares vesting in installments						15,625	125,000	12,500
Expiration period						10 years		2 years
Options cancelled				31,250
Option granted, value | $						$ 96,211
Stock option expense | $										$ 132	$ 24,183	$ 47,975
New member of board of directors [Member]
Subsequent Event [Line Items]
Vesting immediately									162,500
Option granted, number of shares vesting in installments									162,500
Expiration period									5 years
Options expired													487,500
Number of common shares that can be purchased through warrant									650,000
Exercise price of warrants | $ / shares									$ 1.51
Fair value of warrant | $									$ 1,188,000
Vesting period									3 years
Stock option expense | $													$ 306,765	$ 580,167
Subsequent Event [Member]
Subsequent Event [Line Items]
Annual lease expenses | $					$ 71,662
Subsequent Event [Member] | Employee [Member]
Subsequent Event [Line Items]
Options issued	15,000				2,500
Option granted, purchase price | $ / shares	$ 0.77				$ 0.80
Vesting immediately	7,500
Option granted, number of shares vesting in installments	7,500
Expiration period	10 years				10 years
Option granted, value | $	$ 7,362				$ 1,231
Vesting period	3 months
Subsequent Event [Member] | Senior Advisor Two [Member]
Subsequent Event [Line Items]
Vesting immediately	25,000
Option granted, number of shares vesting in installments	7,500
Expiration period	5 years
Number of common shares that can be purchased through warrant															100,000
Exercise price of warrants | $ / shares															$ 0.77
Fair value of warrant | $															$ 48,656
Vesting period	10 months
Subsequent Event [Member] | New member of board of directors [Member]
Subsequent Event [Line Items]
Options expired	487,500
Subsequent Event [Member] | Independent Directors [Member]
Subsequent Event [Line Items]
Options issued					50,000
Option granted, purchase price | $ / shares					$ 0.80
Vesting immediately					20,000
Option granted, number of shares vesting in installments					10,000
Expiration period					10 years
Number of person to whom option were granted | item					5
Option granted, value | $					$ 24,901
Subsequent Event [Member] | October 2015 Employee [Member]
Subsequent Event [Line Items]
Options issued			35,000
Option granted, purchase price | $ / shares			$ 0.74
Option granted, value | $			$ 16,393
Subsequent Event [Member] | October 2015 Employee [Member] | Vesting, Tranche One [Member]
Subsequent Event [Line Items]
Option granted, number of shares vesting in installments			4,375
Subsequent Event [Member] | October 2015 Employee [Member] | Vesting, Tranche Two [Member]
Subsequent Event [Line Items]
Option granted, number of shares vesting in installments			4,375
Subsequent Event [Member] | November 2015 Chief Executive Officer [Member]
Subsequent Event [Line Items]
Options issued		100,000
Option granted, purchase price | $ / shares		$ 0.86
Subsequent Event [Member] | November 2015 Chief Executive Officer [Member] | Vesting, Tranche One [Member]
Subsequent Event [Line Items]
Option granted, number of shares vesting in installments		12,500
Subsequent Event [Member] | November 2015 Chief Executive Officer [Member] | Vesting, Tranche Two [Member]
Subsequent Event [Line Items]
Option granted, number of shares vesting in installments		12,500